Summary of Significant Accounting Policies -10Q - Research and Development (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Research and development	$ 1,612,530	$ 394,835	$ 1,726,436	$ 586,765	$ 876,542	$ 1,464,918